ACCOUNTS PAYABLE - Schedule of accounts payable (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Merchandise purchase payables		¥ 87,489		¥ 150,241
Warehouse and logistic fees payables		1,311		4,784
Payable to merchants	[1]	50,103		99,814
Total accounts payable		¥ 138,903	$ 20,139	¥ 254,839

[1]	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.